EXCELSIOR FUNDS TRUST

REGISTRATION NOS. 033-78264 and 811-08490

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Excelsior Funds Trust (the “Trust”) that the form of prospectus for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) does not differ from the prospectus contained in Post-Effective Amendment No. 35 under the Securities Act of 1933, as amended, and Amendment No. 37 under the Investment Company Act of 1940 Act, as amended, the most recent amendment to the Trust’s Registration Statement on Form N-1A, the text of which was filed electronically on October 1, 2007.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of October, 2007.

EXCELSIOR FUNDS TRUST

/s/ Peter T. Fariel
Peter T. Fariel Assistant Secretary